Supplemental Cash Flow Disclosures - Schedule of Supplemental Cash Flow Information and Schedules of Non-Cash Investing and Financing Activities (Details) - USD ($) $ in Thousands	5 Months Ended	6 Months Ended		7 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Jul. 29, 2024	Dec. 31, 2023	Dec. 31, 2022
Supplemental disclosure of cash flow information
Interest paid	$ 36,984	$ 28,269			$ 60,355	$ 35,910
Income taxes paid	12,334	12,293			29,761	17,403
Supplemental disclosure of non-cash operating, investing, and financing activities:
Equity consideration issued in conjunction with Acuren Acquisition	4,000
Settlement of derivative liability	967
Purchase of property and equipment accrued and not yet paid	$ 1,606	$ 2,729			$ 2,147	$ 1,331
Predecessor [Member]
Supplemental disclosure of cash flow information
Interest paid			$ 7,377	$ 32,332
Income taxes paid			16,723	14,579
Supplemental disclosure of non-cash operating, investing, and financing activities:
Equity consideration issued in conjunction with Acuren Acquisition
Settlement of derivative liability
Purchase of property and equipment accrued and not yet paid			$ 1,795	$ 2,434